Schedule of Expense of Development Costs (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Research and Development [Abstract]
Opening total software development costs	$ 16,810,802	$ 13,800,812	$ 16,055,557	$ 13,056,478
Software development during the period	817,956	755,397	1,573,201	1,499,731
Closing total Software development costs	$ 17,628,758	$ 14,556,209	$ 17,628,758	$ 14,556,209